FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 154,154	$ 256,624	$ 77,696	$ 650,902
Advances receivable and prepaid expenses	345,193	236,667
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	154,154	256,624
Advances receivable and prepaid expenses	345,193	236,667
Financial asset maximum credit exposure	$ 499,347	$ 493,291